GOING CONCERN (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Aug. 23, 2024	Jul. 31, 2024
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 3.3
Total current liabilities	3.0
Net loss	1.7
Cash used in operating activities	$ 1.7
Cash and cash equivalents on hand		$ 2.9	$ 3.1